North Square Altrinsic International Equity Fund
Schedule of Investments
As of January 31, 2023 (Unaudited)

Number of Shares		Value
	COMMON STOCKS - 94.6%
	BERMUDA - 3.4%
5,608	Axis Capital Holdings Ltd.	$350,893
6,030	Everest Re Group, Ltd.	2,108,631
		2,459,524
	BRAZIL - 0.8%
142,048	Lojas Renner SA	608,901
	CANADA - 1.5%
8,864	Agnico Eagle Mines Ltd.	500,639
121,217	Kinross Gold Corp.	563,927
		1,064,566
	CHINA - 3.6%
60,570	Alibaba Group Holding Ltd. *	832,757
57,506	Baidu, Inc. - Class A*	966,678
371,225	PICC Property & Casualty Co Ltd. - Class H	349,008
141,522	Sands China Ltd. *	530,720
		2,679,163
	FRANCE - 12.0%
34,238	AXA SA	1,068,188
36,847	Bureau Veritas SA	1,053,505
17,176	Cie Generale des Etablissements Michelin SCA	543,100
22,161	Danone	1,215,288
21,703	Sanofi	2,125,246
29,252	SCOR SE	722,001
33,259	TotalEnergies SE	2,056,090
		8,783,418
	GERMANY - 7.5%
3,323	adidas AG	535,055
33,518	Daimler Truck Holding AG *	1,126,322
22,211	Deutsche Post AG	956,328
13,284	SAP SE	1,574,679
8,480	Siemens AG	1,324,615
		5,516,999
	INDIA - 1.9%
20,540	HDFC Bank Ltd. - ADR	1,383,575

	IRELAND - 7.7%
24,454	CRH Public Limited Co.	1,142,548
1,132	Linde Public Limited Co.	374,486
19,423	Medtronic, PLC	1,625,511
10,046	Willis Towers Watson Public Limited Co.	2,553,593
		5,696,138
	ISRAEL - 2.2%
12,972	Check Point Software Technologies Ltd. *	1,650,039

	JAPAN - 12.9%
62,829	Astellas Pharma Inc.	924,851
16,287	Daito Trust Construction Co., Ltd.	1,609,459
49,268	Japan Exchange Group Inc.	754,026
66,014	KUBOTA CORP.	992,078
30,408	Makita Corp.	809,973
38,104	MINEBEA MITSUMI, Inc.	664,256
57,809	Sekisui House, Ltd.	1,092,547
42,601	Sumitomo Mitsui Trust Holdings, Inc.	1,551,896
53,114	Tokio Marine Holdings, Inc.	1,112,457
		9,511,543
	MEXICO - 1.1%
9,196	Fomento Economico Mexicano SAB de CV - ADR	807,409

	NETHERLANDS - 7.5%
21,872	Akzo Nobel N.V.	1,629,130
19,806	Euronext NV	1,604,912
22,987	Heineken N.V.	2,297,285
		5,531,327
	REPUBLIC OF KOREA - 4.8%
16,252	Hana Financial Group, Inc.	645,647
34,026	KB Financial Group Inc.	1,550,647
1,058	Samsung Electronics Co., Ltd. - GDR	1,311,246
		3,507,540
	SINGAPORE - 1.4%
141,536	Singapore Exchange Ltd.	996,912

	SPAIN - 1.0%
103,715	Banco Bilbao Vizcaya Argentaria SA	732,616

	SWEDEN - 2.0%
33,221	ASSA ABLOY AB - Class B	782,563
31,923	Sandvik AB	659,774
		1,442,337
	SWITZERLAND - 11.3%
9,620	Chubb Ltd.	2,188,454
13,187	Julius Baer Group Ltd.	845,871
10,482	Nestle S.A.	1,278,899
16,402	Novartis AG	1,482,890
2,082	Roche Holding AG	649,939
3,740	Zurich Insurance Group AG	1,849,538
		8,295,591
	UNITED KINGDOM - 11.5%
33,884	BP PLC - ADR	1,227,617
34,918	Diageo PLC	1,526,826
93,072	GSK PLC	1,634,811
290,162	Haleon PLC *	1,162,789
49,979	Liberty Global PLC - Class A *	1,084,044
717,027	Lloyds Banking Group PLC	466,637
37,154	Smiths Group PLC	793,126
49,108	Vodafone Group PLC - ADR	568,671
		8,464,521
	UNITED STATES - 0.5%
1,223	Aon PLC - Class A	389,746

	TOTAL COMMON STOCKS
	(Cost $68,151,295)	69,521,865

	PREFERRED STOCKS - 2.3%
	BRAZIL - 0.7%
200,648	Banco Bradesco SA	556,137

	GERMANY - 1.6%
16,412	Henkel AG & Co. KGaA	1,170,176

	TOTAL PREFERRED STOCKS
	(Cost $1,997,934)	1,726,313

	SHORT-TERM INVESTMENT - 2.7%
2,003,985	First American Treasury Obligations Fund - Class X, 4.24% [1]	2,003,985
	TOTAL SHORT-TERM INVESTMENT
	(Cost $2,003,985)	2,003,985

	TOTAL INVESTMENTS - 99.6%
	(Cost $72,153,214)	73,252,163
	Other Assets in Excess of Liabilities - 0.4%	257,196
	TOTAL NET ASSETS - 100.0%	$73,509,359

ADR - American Depositary Receipt
GDR - Global Depositary Receipt
PLC - Public Limited Company

*	Non-Income producing security.
[1]	The rate is the annualized seven-day yield at period end.

North Square Altrinsic International Equity Fund
SUMMARY OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Security Type/Sector	Percent of Total Net Assets
Common Stocks
Insurance	17.3%
Pharmaceuticals	9.3%
Banks	8.6%
Beverages	6.3%
Machinery	5.8%
Capital Markets	5.7%
Oil, Gas & Consumable Fuels	4.5%
Software	4.4%
Food Products	3.4%
Industrial Conglomerates	2.9%
Chemicals	2.7%
Health Care Equipment & Supplies	2.2%
Real Estate Management & Development	2.2%
Technology Hardware, Storage & Peripherals	1.8%
Personal Products	1.6%
Construction Materials	1.6%
Household Durables	1.5%
Diversified Telecommunication Services	1.5%
Metals & Mining	1.4%
Professional Services	1.4%
Interactive Media & Services	1.3%
Air Freight & Logistics	1.3%
Internet & Direct Marketing Retail	1.1%
Building Products	1.1%
Specialty Retail	0.8%
Wireless Telecommunication Services	0.8%
Auto Components	0.7%
Textiles, Apparel & Luxury Goods	0.7%
Hotels, Restaurants & Leisure	0.7%
Total Common Stocks	94.6%
Preferred Stocks	2.3%
Short-Term Investment	2.7%
Total Investments	99.6%
Other Assets in Excess of Liabilities	0.4%
Total Net Assets	100.0%

Investments are classified by industry pursuant to the Global Industry Classification Standard (GICS®), which was developed by and/or is the exclusive property of Morgan Stanley Capital International, Inc. ("MSCI") and Standard & Poor's Financial Services LLC ("S&P").  GICS is a service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

See accompanying Notes to Schedule of Investments

North Square Altrinsic International Equity Fund
NOTES TO SCHEDULE OF INVESTMENTS
As of January 31, 2023 (Unaudited)

Fair Value Measurements and Disclosure
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or a liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized into three broad Levels as described below:
Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest Level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of January 31, 2023, in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3*	Total
Investments
Common Stocks
Bermuda	$2,459,524	$-	$-	$2,459,524
Brazil	608,901	-	-	608,901
Canada	1,064,566	-	-	1,064,566
China	-	2,679,163	-	2,679,163
France	-	8,783,418	-	8,783,418
Germany	-	5,516,999	-	5,516,999
India	1,383,575	-	-	1,383,575
Ireland	4,179,104	1,517,034	-	5,696,138
Israel	1,650,039	-	-	1,650,039
Japan	-	9,511,543	-	9,511,543
Mexico	807,409	-	-	807,409
Netherlands	-	5,531,327	-	5,531,327
Republic of Korea	-	3,507,540	-	3,507,540
Singapore	-	996,912	-	996,912
Spain	-	732,616	-	732,616
Sweden	-	1,442,337	-	1,442,337
Switzerland	2,188,454	6,107,137	-	8,295,591
United Kingdom	2,880,332	5,584,189	-	8,464,521
United States	389,746	-	-	389,746
Preferred Stocks	556,137	1,170,176	-	1,726,313
Short-Term Investment	2,003,985	-	-	2,003,985
Total Investments	$20,171,772	$53,080,391	$-	$73,252,163

* The Fund did not hold any Level 3 securities at period end.